LEASE - ROU assets and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ROU assets and lease liabilities
Right-of-use assets	¥ 42,606	¥ 48,990
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating lease liabilities-current	¥ 25,779	¥ 28,528
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Accrued Liabilities and Other Liabilities	Accrued Liabilities and Other Liabilities
Operating lease liabilities-non current	¥ 13,177	¥ 14,974
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Weighted-average remaining lease term	2 years 1 month 2 days	1 year 8 months 8 days
Weighted-average discount rate	6.22%	6.16%